Vessels, net, Vessel Acquisitions (Details)							3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 02, 2019 USD ($)	Oct. 20, 2019 USD ($)	Oct. 17, 2019 USD ($)	Sep. 05, 2019 USD ($)	Sep. 03, 2019 USD ($)	Jul. 25, 2019 Vessel	Dec. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 22, 2019 USD ($)	Aug. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment, Net [Abstract]
Number of vessels acquired | Vessel						1
Proceeds from related party debt							$ 0	$ 0	$ 12,500,000	$ 0
Aggregate carrying value							$ 6,995,350		23,700,029				$ 7,293,118
Alpha Bank Financing [Member]
Property, Plant and Equipment, Net [Abstract]
Face amount									11,000,000		$ 11,000,000
$7.5 Million Bridge Loan [Member]
Property, Plant and Equipment, Net [Abstract]
Face amount									7,500,000
Thalassa [Member] | Alpha Bank Financing [Member]
Property, Plant and Equipment, Net [Abstract]
Proceeds from related party debt	$ 11,000,000
Face amount											$ 11,000,000
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Property, Plant and Equipment, Net [Abstract]
Proceeds from related party debt					$ 5,000,000				5,000,000
Face amount									5,000,000			$ 5,000,000
Thalassa [Member] | $7.5 Million Bridge Loan [Member]
Property, Plant and Equipment, Net [Abstract]
Proceeds from related party debt			$ 7,500,000
Face amount			$ 7,500,000
Magic Sun [Member]
Property, Plant and Equipment, Net [Abstract]
Purchase price of vessel				$ 6,700,000
Magic Moon [Member]
Property, Plant and Equipment, Net [Abstract]
Purchase price of vessel		$ 10,200,000
Magic Moon [Member] | $7.5 Million Bridge Loan [Member]
Property, Plant and Equipment, Net [Abstract]
Face amount									7,500,000
Magic P and Magic Moon [Member]
Property, Plant and Equipment, Net [Abstract]
Aggregate carrying value									$ 16,856,562